Related Party Transactions (Details) - Schedule of compensation of executives and board level directors - CAD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Compensation Of Executives And Board Level Directors Abstract
Short-term benefits (including salaries)		$ 16,586	$ 15,465	$ 13,058
Special payment	[1]		597	710
Post-employment benefits		2,114	2,514	2,180
Share-based payments		65,314	73,090	12,373
Compensation of executives and board level directors		$ 84,014	$ 91,666	$ 28,321

[1]	Balance relates to the special cash distribution effective January 25, 2017.